Related party transactions	12 Months Ended
Dec. 31, 2013
Related party transactions
Related party transactions

9.                                      Related party transactions

a)                                     Related parties

Name of related parties	Relationship with the Company
Baidu, Inc.*	Ultimate holding company
Baidu*	Controlling shareholder of the Company
Baidu (China) Co., Ltd. * (“Baidu China”)	An entity controlled by Baidu
Baidu Online Network Technology (Beijing) Co., Ltd.* (“Baidu Online”)	An entity controlled by Baidu
Beijing Baidu Netcom Science Technology Co., Ltd.* (“Baidu Netcom”)	An entity controlled by Baidu
FuJian Bo Rui Websoft Technology Co., Ltd.* (“Bo Rui”)	An entity controlled by Baidu
FuJian Bo Dong Cultural Communication Co., Ltd.* (“Bo Dong”)	An entity controlled by Baidu
Frederick Demopoulos	A shareholder of the Company

*                                         These entities are considered related parties of the Company following the completion of the Baidu Transaction.

b) Cooperation Agreement with Baidu, Inc.

On October 1, 2013, in order to further enhance the cooperation between the Company and Baidu in the online travel business through deepening integration, the Company and Baidu entered into the Zhixin Cooperation Agreement, for an initial term starting from November 21, 2013 until December 31, 2016, subject to an automatic renewal for seven years unless agreed otherwise by both parties. Under the Zhixin Cooperation Agreement, Baidu agreed to grant the Company the exclusive right to operate certain new search products on Baidu’s website for travel-related search results (the “Cooperation Platform”), and the Company may offer links to various travel-related products, including links to the Company’s website, such as airline tickets, hotels and certain commercial package tour products provided through the Cooperation Platform.

Pursuant to the Zhixin Cooperation Agreement, Baidu agreed to guarantee certain minimum page views to be generated from users of the Cooperation Platform, which will be no less than 2,190 million page views per year in 2014 and 2015, respectively, and no less than 2,196 million page views for 2016 (the “Minimum Traffic Guarantee” or “MTG”).

In exchange for the services to be performed under the Zhixin Cooperation Agreement, on November 21, 2013, the Company issued to Baidu warrants for 45,800,000 of the Company’s Class B Ordinary Shares (the “Baidu Warrants”), which is calculated by dividing US$229 million by the public offering price of the Company’s Class B ordinary shares, or US$5 per Class B ordinary share, subject to adjustments as discussed below. The Baidu Warrants have no exercise price; thus are more akin to nonvested redeemable restricted stock units. The Baidu Warrants are exercisable in independent tranches of 11,450,000 or 25% from January 15, 2015, 16,030,000 or 35% from January 15, 2016 and 18,320,000 or 40% from January 15, 2017 and will expire on December 31, 2019. As long as the pre-existing non-competition undertaking remains in effect, Baidu has the option to redeem all or part of the Baidu Warrants for (i) Class B ordinary shares (the “Share Settlement”); or (ii) cash equal to US$5 per warrant. If Baidu terminates its pre-existing non-competition undertaking, Baidu can only choose to settle a portion of the Baidu Warrants by Share Settlement to enable it to hold up to 49.9% of the Company’s voting rights and the remaining Baidu Warrants must be settled in cash at an amount that equals the higher of US$5 per Class B ordinary share or the average closing price of the Company’s Class B ordinary share on NASDAQ Global Market for the ten days preceding the settlement.

For any year during the initial term, if the Company fails to meet the applicable benchmark revenue (the “Benchmark Revenue”) as defined below, and Baidu fails to fulfill 90% of the applicable MTG (the “Benchmark MTG”), the number of underlying Class B ordinary shares issuable upon exercise of the relevant tranche of Baidu Warrants with respect to that year would be adjusted downward in proportion to the deficit of the Benchmark MTG. Under the Zhixin Cooperation Agreement, the Company has agreed to make its best business efforts to achieve an agreed-upon Benchmark Revenue of RMB480 million, RMB630 million and RMB800 million for the year 2014, 2015 and 2016, respectively. In any year that the Company’s revenues exceeds the Benchmark Revenue applicable to that year, Baidu will also be entitled to cash payment equal to 76% of the excess revenue for that year.

For the period from October 1, 2013 through December 31, 2013, the Cooperation Platform was still in the testing phase and therefore, no meaningful traffic was generated. The Cooperation Platform was officially launched on January 1, 2014 and the services pursuant to the Zhixin Cooperation Agreement commenced on the same day. Based on the above, the Zhixin Cooperation Agreement with Baidu did not have any material impact to the Company’s consolidated financial statements for the year ended December 31, 2013.

c)                     The Company had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

		Years ended December 31,
	Notes	2011	2012	2013
		RMB	RMB	RMB	US$
Online marketing services from Baidu Netcom	(i)	—	74,296	91,533	15,120
Online marketing services from Baidu China		90	—	—	—
Online marketing services from Bo Rui		—	—	202	33
Online marketing services from Bo Dong		—	—	1,195	197
Online marketing services contributed by Baidu, Inc.	(ii)	1,200	6,650	5,920	978
Loan from Baidu Online	(iii)	—	100,000	150,000	24,778
Loan from Baidu Netcom	(iv)	—	50,000	—	—
Repayment of loan from Baidu Online	(iii)	—	100,000	150,000	24,778
Repayment of loan from Baidu Netcom	(iv)	—	—	50,000	8,259
Loan, and extension of loan to Baidu	(iii)	—	31,127	99,623	16,457
Repayment of loan to Baidu	(iii)	—	—	98,975	16,350
Imputed interest	(iii), (iv)	—	421	2,050	339
Loan interest	(iii)	—	—	115	19
Consulting services from Frederick Demopoulos		81	81	—	—

(i)

During the year ended December 31, 2012 and 2013, Baidu Netcom provides online marketing services amounting to RMB74,296 and RMB91,533 (US$15,120) to the Company, respectively. As one of the largest online marketing service providers in the PRC, Baidu Netcom typically requires upfront payments from its customers. As of December 31 2012 and 2013, such payments amounted to RMB7,600 and RMB10,000(US$1,652), respectively. The related services are expected to be delivered within the next 12 months.

(ii)

In connection with the Baidu Transaction, the Company and Baidu, Inc. entered into a business cooperation agreement, whereby Baidu, Inc. provides free online marketing services and directs user traffic to the Company’s website. The Company recorded online marketing expenses based on the Company’s estimate of the expenses that would have been incurred if the Company had operated as an unaffiliated entity with a corresponding credit to additional paid in capital. The term of the business cooperation agreement is for an initial term of three years (the “Initial Term”); provided, however that notwithstanding Baidu, Inc.’s Non-Competition Undertaking to the Company survive until the later of (i) the expiration of the Initial Term and (ii) the date on which Baidu, Inc. and its controlled affiliates hold less than 50% of the voting power attaching to the outstanding shares of the Company (on a fully-diluted basis).

(iii)	On November 1, 2012, the Company granted an interest free loan amounting to US$5,000 to Baidu with a term of six months.

On November 9, 2012, the Company was granted a loan amounting to RMB100,000 (US$16,519) from Baidu Online. The loan bore an interest at 0.77% with a repayment term of six months. There were no penalties for early repayment. The Company repaid the loan in full on December 11, 2012. The Company recorded imputed interest expense amounting to RMB421 (US$69) relating to this loan based on the market interest rate of 5.6%.

On April 22, 2013, the Company was granted an interest free loan amounting to RMB100,000 (US$16,519) from Baidu Online with a repayment term of three months to supplement the Company’s RMB working capital needs and to provide RMB funding for establishing a new entity in the PRC. In order to secure such loan, on the same day, the Company also granted an interest free loan amounting to US$11,174 to Baidu with the same three month repayment term, and extended the repayment term of the November 1, 2012 interest free loan amounting to US$5,000 by three months. Both the loans granted by the Company to Baidu were to reciprocate the interest free loan from Baidu Online. On July 22, 2013, the Company repaid the RMB100,000 loan to Baidu in full. The Company recorded imputed interest expense amounting to RMB1,376 (US$227) relating to this loan based on the market interest rate of 5.6%. On August 6, 2013, Baidu also repaid both the US$11,174 and US$5,000 loan, respectively to the Company in full. On September 27, 2013, the Company was granted a loan amounting to RMB50,000 with an annual interest rate of 6% from Baidu Netcom with a repayment term of 15 days to supplement the Company’s RMB working capital needs. On October 12, 2013, the Company repaid the RMB50,000 loan to Baidu in full. The Company recorded interest expense amounting to RMB115 (US$19) relating to this loan.

(iv)

On December 28, 2012, the Company was granted an interest free loan amounting to RMB50,000 (US$8,259) from Baidu Netcom with a repayment term of six months. The Company repaid the loan in full on March 27, 2013. The Company recorded imputed interest expense amounting to RMB674 (US$111) for the year ended December 31, 2013 relating to this loan based on the market interest rate of 5.6%.

d) The Company had the following related party balances outstanding as of December 31 2012, and 2013:

	As of December 31
	2012	2013
	RMB	RMB	US$
Current assets
Due from related parties:
Baidu	31,156	—	—
Baidu Netcom	7,600	10,000	1,652

Total due from related parties	38,756	10,000	1,652

Current liabilities
Due to related parties:
Baidu Online	50,000	—	—
Baidu Netcom	200	3,452	570
Bo Rui	—	203	34
Bo Dong	—	837	138

Total due to related parties	50,200	4,492	742

Except as disclosed above, balances with related parties are unsecured, interest-free and repayable upon demand.